Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments
The following tables present the Plan's financial assets that are measured at fair value on a recurring basis, categorized using the fair value hierarchy as of December 31, 2025 and 2024:

	Fair Value at
	December 31,
	2025	Level 1	Level 2	Level 3
The Sherwin-Williams Company common stock	$4,823,725,214	$4,823,725,214
Mutual funds	541,366,478	541,366,478
Money market fund	129,354,517	129,354,517
Total assets in the fair value hierarchy	5,494,446,209	$5,494,446,209	—	—
Collective trust funds	4,709,882,593
Investments at fair value	$10,204,328,802

	Fair Value at
	December 31,
	2024	Level 1	Level 2	Level 3
The Sherwin-Williams Company common stock	$5,701,234,107	$5,701,234,107
Mutual funds	518,643,717	518,643,717
Money market fund	122,175,487	122,175,487
Total assets in the fair value hierarchy	6,342,053,311	$6,342,053,311	—	—
Collective trust funds	4,097,411,496
Investments at fair value	$10,439,464,807